ACQUISITIONS AND DIVESTITURES - Narrative (Details) shares in Thousands, $ in Millions						3 Months Ended				12 Months Ended
	Dec. 01, 2017 USD ($) shares	Jun. 09, 2017 USD ($)	Apr. 06, 2017 USD ($)	Mar. 28, 2017	Jan. 11, 2016 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	Jun. 07, 2017 USD ($) shares
Disclosure of detailed information about business combination [line items]
Cash consideration received										$ 990	$ 588
Goodwill (note 20b)						$ 1,330				1,330	1,371
Decrease in non-controlling interest (note 4b)										$ (493)
Robertson Property
Disclosure of detailed information about business combination [line items]
Cash transferred													$ 16
Number of shares issued (shares) | shares													4,150
Value of shares issued													$ 1
Veladero
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold										50.00%
Proportion of ownership in joint operation										50.00%
Cerro Casale
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold		25.00%		25.00%						25.00%
Gains (losses) recognised when control of subsidiary is lost							$ 193
Economic interest in subsidiary		50.00%
Proportion of ownership in joint operation		50.00%								50.00%
Implied fair value from consideration received in deconsolidation		$ 1,200
Impairment loss (reversal of loss)								$ 1,120
Percentage of voting equity interests acquired		100.00%
Round Mountain | Discontinued operations
Disclosure of detailed information about business combination [line items]
Cash consideration received										$ 0	165
Economic interest in subsidiary					50.00%
Bald Mountain and Round Mountain | Discontinued operations
Disclosure of detailed information about business combination [line items]
Cash consideration received					$ 588
Working capital adjustment									$ 22
Gain (loss) on transaction											$ (17)
Shandong | Veladero
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold			50.00%
Cash consideration received			$ 990
Working capital adjustment						30
Gains (losses) recognised when control of subsidiary is lost			$ 718
Economic interest in subsidiary			50.00%
Goodwill (note 20b)						$ 154				$ 154
Goldcorp | Cerro Casale
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold		25.00%
Decrease in non-controlling interest (note 4b)		$ 260
Divestiture consideration, investment commitment		520
Divestiture consideration, minimum payments of project expenditures in first 2 years		60
Divestiture consideration, minimum payments of project expenditures in successive 2 year periods		$ 80
Funding commitment interest rate		475.00%
Divestiture consideration, percent of cash payment of shortfall if minimum project expenditures not met in 2 year period		50.00%
Goldcorp | Cerro Casale | Quebrada Seca Property
Disclosure of detailed information about business combination [line items]
Cash consideration received		$ 40
Percentage of voting equity interests acquired		100.00%
Royalty percent receivable on 25% of the gross revenues from metal production		1.25%
Goldcorp | Cerro Casale | Exeter Resource Corporation
Disclosure of detailed information about business combination [line items]
Divestiture consideration, investment commitment												$ 520
Percentage of voting equity interests acquired												100.00%
Total acquisition cost												$ 157
Receivables recognised in a business combination												181
Kinross | Cerro Casale
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold		25.00%
Short-term debt | Goldcorp | Cerro Casale | Exeter Resource Corporation
Disclosure of detailed information about business combination [line items]
Receivables recognised in a business combination												15
long-term debt | Goldcorp | Cerro Casale | Exeter Resource Corporation
Disclosure of detailed information about business combination [line items]
Receivables recognised in a business combination												$ 166
Reunion Gold Corporation
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	15.00%
Number of equity interests acquired (shares) | shares	48,000
Payments to acquire interest in other investments	$ 9